DEBT - Debt Obligations (Details) $ / shares in Units, $ in Thousands			1 Months Ended	4 Months Ended
	Jun. 10, 2021 USD ($) D	Nov. 22, 2019 $ / shares	Jul. 31, 2021	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 09, 2021 $ / shares shares	Mar. 31, 2021 USD ($)
Debt
Face amount				$ 1,700
Total debt					$ 12,839	$ 13,684
Less: current portion of debt					(965)	(515)
Long-term debt					11,874	13,169
Common share purchase warrants | shares							13,750
Shares per warrant | shares							1
Term of warrants							48 months
Warrant exercise price (in dollars per share) | $ / shares				$ 100.00			$ 151.00
Senior Term Loan
Debt
Maximum borrowing capacity	$ 6,000
Senior Revolving Loan
Debt
Maximum borrowing capacity	$ 2,000
Number of business days prior to written notice of prepayment | D	10
Minimum prepayment advances outstanding	$ 250
Percentage of aggregate advances outstanding	25.00%
Term of of written notice of company's intention to prepay	30 days
Term of interest	12 months
Senior Term Acquisition Line
Debt
Maximum borrowing capacity	$ 3,000
Central Bank Debt PPP promissory note
Debt
Total						1,687
Paycheck Protection Program loan
Debt
Face amount								$ 1,700
Bearing interest rate								1.00%
Centurion debenture
Debt
Total					11,000	11,000
Less: fair value ascribed to conversion feature and warrants					(1,204)	(1,204)
Plus: accretion of implied interest					476	176
Less: net debt issuance costs					(386)	(547)
Total debt					9,886	9,425
Commitment fee (in percent)	2.25%
Commitment fee	$ 248
Debenture with Maturity Date of June 9, 2025
Debt
Face amount	$ 11,000
Bearing interest rate	9.50%
Interest rate during period			1.50%
Interest on over due interest	3.00%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025
Debt
Variable rate	7.05%
Convertible Debt
Debt
Total					3,390
Face amount					3,450	3,450
Less: principal converted to common shares					(60)	(60)
Less: fair value ascribed to conversion feature and warrants					(1,523)	(1,523)
Plus: accretion of implied interest					1,086	705
Total debt					$ 2,953	$ 2,572
Bearing interest rate		9.00%		9.00%
Term of debt		4 years		4 years
Common share purchase warrants | shares				72
Term of warrants				3 years
Warrant exercise price (in dollars per share) | $ / shares		$ 190.00		$ 190.00